Stock Based Compensation (Details 1) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expected term	5 years	6 years 6 months
Dividend rate	0.00%	0.00%
Minimum [Member]
Rrisk-free interest rate	3.95%	2.70%
Expected volatility	58.00%	68.00%
Grant date stock price	$ 0.53	$ 1.62
Maximum [Member]
Rrisk-free interest rate	4.53%	4.38%
Expected volatility	107.00%	117.00%
Grant date stock price	$ 1.47	$ 5.30